INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Provision for income taxes
The provision for income taxes for continuing operations was as follows:

(in thousands)	2014	2013	2012
Currently payable:
Federal	$18,642	$21,252	$22,394
State	2,264	3,065	3,024
Foreign	25,435	25,175	22,670
	46,341	49,492	48,088
Deferred (benefit) expense:
Federal	1,532	(5,125)	170
State	(935)	502	603
Foreign	(14,111)	(1,534)	2,035
	(13,514)	(6,157)	2,808
Income taxes	$32,827	$43,335	$50,896

Tax effects of temporary differences - Deferred tax assets and liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

(in thousands)	2014	2013
Deferred tax assets:
Benefit plans	$15,507	$21,148
Liabilities and reserves	19,384	11,499
Operating loss and credit carryovers	57,128	51,292
Other	6,872	17,151
Gross deferred tax assets	98,891	101,090
Valuation allowance	(43,055)	(43,048)
Deferred tax assets	55,836	58,042
Deferred tax liabilities:
Property, plant and equipment	(1,619)	(21,139)
Other assets	(1,462)	(1,411)
Goodwill	(28,583)	(28,573)
Other	(1,426)	(3,168)
Deferred tax liabilities	(33,090)	(54,291)
Net deferred tax assets	$22,746	$3,751

Effective income tax rate reconciliation
The effective tax rate for continuing operations differed from the statutory federal income tax rate of 35% as described below:

	2014	2013	2012
Taxes at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.9	1.1	1.5
Tax credits	(0.4)	(0.3)	—
Taxes on foreign earnings	(4.7)	(5.3)	(4.1)
Resolution of prior years’ tax matters	(0.6)	(0.7)	(1.4)
U.S. manufacturing deduction	(2.0)	(1.6)	(1.8)
Valuation allowance adjustments	0.2	(0.8)	(0.5)
Other, net	(0.8)	0.1	0.2
Effective tax rate	28.6%	27.5%	28.9%

Earnings before income taxes
Earnings from continuing operations before income taxes were as follows:

(in thousands)	2014	2013	2012
United States	$56,211	$55,461	$79,118
Foreign	58,387	102,172	96,860
Total	$114,598	$157,633	$175,978

Reconciliation of the change in liability for unrecognized tax benefits
A reconciliation of the change in the liability for unrecognized tax benefits for 2014 and 2013 is as follows:

(in thousands)	2014	2013
Balance at beginning of year	$5,295	$7,091
Increases for tax positions taken in the current year	718	818
Increases for tax positions taken in prior years	10,238	875
Decreases related to settlements with tax authorities	(1,044)	(3,113)
Decreases as a result of lapse of the applicable statutes of limitations	(751)	(374)
Foreign currency exchange rate changes	(516)	(2)
Balance at the end of year	$13,940	$5,295